WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 33.5%
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.5%
AT&T Inc., Senior Notes	3.800%	2/15/27	$5,087,000	$5,207,821
AT&T Inc., Senior Notes	2.300%	6/1/27	12,330,000	11,768,712
AT&T Inc., Senior Notes	1.650%	2/1/28	17,520,000	15,994,527
AT&T Inc., Senior Notes	2.250%	2/1/32	9,660,000	8,580,328
AT&T Inc., Senior Notes	2.550%	12/1/33	4,920,000	4,380,965
AT&T Inc., Senior Notes	5.350%	9/1/40	2,210,000	2,536,891
AT&T Inc., Senior Notes	5.550%	8/15/41	2,560,000	2,994,534
AT&T Inc., Senior Notes	3.100%	2/1/43	17,540,000	15,187,180
AT&T Inc., Senior Notes	4.350%	6/15/45	3,210,000	3,249,389
AT&T Inc., Senior Notes	3.300%	2/1/52	2,130,000	1,832,517
AT&T Inc., Senior Notes	3.500%	9/15/53	9,461,000	8,337,643
AT&T Inc., Senior Notes	3.550%	9/15/55	12,151,000	10,758,355
AT&T Inc., Senior Notes	3.800%	12/1/57	790,000	723,892
AT&T Inc., Senior Notes	3.650%	9/15/59	2,080,000	1,831,248
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	224,355
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	3,034,683
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,337,031
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	6,362,133
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	1,940,290
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	7,170,000	6,697,144
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	10,181,191
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,799,698
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	5,012,394
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	7,020,000	6,130,278
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	21,430,000	19,939,416
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	18,219,000	16,486,367	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	38,438,000	41,343,012

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	1

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	$2,097,000	$2,450,180
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	16,300,000	13,907,740
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,220,000	2,087,012
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,606,000	6,619,732
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	3,855,514
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,144,000	5,926,408
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	706,775
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,750,000	15,031,837
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	14,970,000	12,554,134

Total Diversified Telecommunication Services				278,011,326

Entertainment - 0.3%
Magallanes Inc., Senior Notes	3.755%	3/15/27	3,410,000	3,409,481	(a)
Magallanes Inc., Senior Notes	4.054%	3/15/29	4,560,000	4,587,889	(a)
Magallanes Inc., Senior Notes	4.279%	3/15/32	27,300,000	27,455,272	(a)
Magallanes Inc., Senior Notes	5.050%	3/15/42	1,650,000	1,686,471	(a)
Magallanes Inc., Senior Notes	5.141%	3/15/52	20,020,000	20,529,924	(a)
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	45,409
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,631,717

Total Entertainment				60,346,163

Interactive Media & Services - 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	1,740,000	1,625,263
Alphabet Inc., Senior Notes	0.800%	8/15/27	3,240,000	2,929,435
Alphabet Inc., Senior Notes	1.100%	8/15/30	3,810,000	3,334,248
Alphabet Inc., Senior Notes	2.050%	8/15/50	6,180,000	4,890,970
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	8,492,000	8,289,060	(a)
Tencent Holdings Ltd., Senior Notes	3.975%	4/11/29	2,000,000	1,996,890	(a)
Tencent Holdings Ltd., Senior Notes	2.390%	6/3/30	3,000,000	2,670,761	(a)
Tencent Holdings Ltd., Senior Notes	3.240%	6/3/50	7,000,000	5,446,096	(b)

Total Interactive Media & Services				31,182,723

See Notes to Schedule of Investments.

2	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	$24,874,000	$25,818,676
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	930,011
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	6,374,080
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	25,297,000	26,818,421
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	2,202,825
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	9,540,000	9,524,982
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	192,442
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,917,000	5,061,943
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	3,280,000	2,721,015
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	2,823,880
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,352,000	1,388,289
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	1,979,921
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	6,007,000	5,977,530
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,320,000	6,975,319

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	3

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	$10,000,000	$8,463,970
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,500,000	6,860,381
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	5,440,000	5,488,280
Comcast Corp., Senior Notes	3.950%	10/15/25	6,395,000	6,609,786
Comcast Corp., Senior Notes	3.150%	3/1/26	4,835,000	4,881,225
Comcast Corp., Senior Notes	3.300%	4/1/27	2,900,000	2,937,459
Comcast Corp., Senior Notes	4.150%	10/15/28	26,781,000	28,183,209
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	3,976,341
Comcast Corp., Senior Notes	4.250%	10/15/30	17,717,000	18,926,408
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	4,544,632
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	3,203,554
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	3,544,408
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,417,868
Comcast Corp., Senior Notes	3.750%	4/1/40	3,580,000	3,617,252
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	650,533
Comcast Corp., Senior Notes	4.000%	8/15/47	1,510,000	1,547,025
Comcast Corp., Senior Notes	4.000%	3/1/48	6,080,000	6,262,677
Comcast Corp., Senior Notes	3.450%	2/1/50	1,420,000	1,334,524
Comcast Corp., Senior Notes	2.800%	1/15/51	4,350,000	3,684,722
Comcast Corp., Senior Notes	2.887%	11/1/51	5,120,000	4,337,805	(a)
Comcast Corp., Senior Notes	2.937%	11/1/56	5,924,000	4,917,272	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	20,495,438
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,441,000	3,965,776
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	490,351
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	1,144,701
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	5,448,822
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	18,732

Total Media				255,742,485

See Notes to Schedule of Investments.

4	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	$1,054,500	$1,077,099	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	6,820,000	6,872,123
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	1,330,000	1,340,002
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	21,570,000	21,683,506
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	4,900,000	4,451,068
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	18,270,000	16,011,207
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	2,350,000	2,366,991
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	5,020,000	4,256,785
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	2,300,000	1,942,273
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	6,580,000	6,894,072

Total Wireless Telecommunication Services				66,895,126

TOTAL COMMUNICATION SERVICES				692,177,823

CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.1%
General Motors Co., Senior Notes	6.600%	4/1/36	400,000	465,720
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	812,014
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	4,852,811
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	798,622
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,155,000	1,155,403
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	966,537
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	2,580,000	2,322,099

Total Automobiles				11,373,206

Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	11,044,000	10,551,767
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,040,000	970,205
McDonald’s Corp., Senior Notes	3.300%	7/1/25	4,390,000	4,444,011
McDonald’s Corp., Senior Notes	1.450%	9/1/25	7,940,000	7,598,654
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,953,000	4,052,557
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,531,560
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,310,000	3,369,946
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,559,615
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	7,989,178
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	4,210,593
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	6,551,482

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	5

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
McDonald’s Corp., Senior Notes	3.625%	9/1/49	$800,000	$768,231
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,130,000	9,562,343
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,559,000	7,530,654
Sands China Ltd., Senior Notes	5.400%	8/8/28	31,015,000	30,556,598
Sands China Ltd., Senior Notes	3.100%	3/8/29	4,690,000	4,009,950	(a)
Sands China Ltd., Senior Notes	4.375%	6/18/30	15,340,000	13,928,567
Sands China Ltd., Senior Notes	3.250%	8/8/31	21,050,000	17,261,000	(a)

Total Hotels, Restaurants & Leisure				137,446,911

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.100%	4/1/23	1,682,000	1,700,397
Newell Brands Inc., Senior Notes	4.450%	4/1/26	179,000	180,343

Total Household Durables				1,880,740

Internet & Direct Marketing Retail - 0.7%
Alibaba Group Holding Ltd., Senior Notes	3.400%	12/6/27	9,748,000	9,576,399
Amazon.com Inc., Senior Notes	0.800%	6/3/25	8,220,000	7,782,637
Amazon.com Inc., Senior Notes	1.200%	6/3/27	10,090,000	9,319,997
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,161,000	6,248,068
Amazon.com Inc., Senior Notes	1.500%	6/3/30	4,990,000	4,471,462
Amazon.com Inc., Senior Notes	2.100%	5/12/31	4,510,000	4,196,521
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	7,113,846
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	3,700,218
Amazon.com Inc., Senior Notes	4.050%	8/22/47	21,835,000	23,825,229
Amazon.com Inc., Senior Notes	2.500%	6/3/50	18,110,000	15,169,361
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	5,409,824
Prosus NV, Senior Notes	3.680%	1/21/30	11,350,000	9,956,906	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	11,687,848	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	13,500,000	9,871,918	(a)

Total Internet & Direct Marketing Retail				128,330,234

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	660,000	665,026
Target Corp., Senior Notes	2.250%	4/15/25	6,720,000	6,631,529

Total Multiline Retail				7,296,555

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	4,170,000	4,100,269
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	785,931
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	4,248,891
Home Depot Inc., Senior Notes	3.300%	4/15/40	4,870,000	4,707,541
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	857,752
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,320,000	8,820,513

See Notes to Schedule of Investments.

6	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - (continued)
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	$9,030,000	$8,191,534
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	2,999,690

Total Specialty Retail				34,712,121

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	3,750,000	3,727,399
NIKE Inc., Senior Notes	2.750%	3/27/27	6,050,000	6,027,108
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	5,891,810
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	2,752,006
NIKE Inc., Senior Notes	3.375%	3/27/50	1,170,000	1,166,138

Total Textiles, Apparel & Luxury Goods				19,564,461

TOTAL CONSUMER DISCRETIONARY				340,604,228

CONSUMER STAPLES - 1.6%
Beverages - 0.7%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	13,236,000	13,542,868
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	10,621,000	11,829,068
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,270,000	1,318,311
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	24,078,000	26,128,252
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	2,751,842
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	10,891,692
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,330,000	1,440,177
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	2,090,000	2,558,295
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	19,720,000	21,136,532
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,540,000	3,626,411
Coca-Cola Co., Senior Notes	1.450%	6/1/27	4,130,000	3,880,958
Coca-Cola Co., Senior Notes	2.500%	6/1/40	4,010,000	3,569,117
Coca-Cola Co., Senior Notes	2.600%	6/1/50	3,180,000	2,725,040
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	2,463,000	2,464,329
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	367,000	367,473
PepsiCo Inc., Senior Notes	0.750%	5/1/23	7,700,000	7,593,239
PepsiCo Inc., Senior Notes	2.250%	3/19/25	760,000	752,572
PepsiCo Inc., Senior Notes	2.625%	3/19/27	760,000	756,186

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	7

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
PepsiCo Inc., Senior Notes	1.625%	5/1/30	$2,410,000	$2,169,862
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	2,109,568

Total Beverages				121,611,792

Food & Staples Retailing - 0.1%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	11,490,000	10,693,537
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	8,972
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	5,190,000	4,603,980
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	335,496	375,568
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	3,797,442	4,067,107
Walmart Inc., Senior Notes	1.500%	9/22/28	2,940,000	2,703,732
Walmart Inc., Senior Notes	2.375%	9/24/29	1,060,000	1,025,486
Walmart Inc., Senior Notes	1.800%	9/22/31	2,020,000	1,840,533

Total Food & Staples Retailing				25,318,915

Food Products - 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,488,723	(a)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	4,298,158	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	1,930,000	1,819,008
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,588,000	2,556,206
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	293,000	313,446
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	38,497
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,242,203	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	9,712,934	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	2,733,922	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	4,150,000	4,156,083	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	9,581,688

Total Food Products				44,940,868

Household Products - 0.0%††
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	1,806,086
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	1,200,000	1,202,091
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,453,431

Total Household Products				6,461,608

Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,720,474
Altria Group Inc., Senior Notes	4.400%	2/14/26	8,997,000	9,315,489
Altria Group Inc., Senior Notes	4.800%	2/14/29	2,049,000	2,151,454
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,180,000	1,899,055
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	5,010,763

See Notes to Schedule of Investments.

8	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Altria Group Inc., Senior Notes	5.950%	2/14/49	$20,034,000	$21,772,743
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	795,736
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	17,305,638
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,180,000	2,858,970
BAT Capital Corp., Senior Notes	4.540%	8/15/47	4,767,000	4,266,699
Cargill Inc., Senior Notes	1.375%	7/23/23	6,530,000	6,451,645	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,328,000	2,339,431
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	7,559,000	7,593,488
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,930,000	3,885,815
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	3,910,249
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,414,242
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	1,177,271
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,662,098

Total Tobacco				95,531,260

TOTAL CONSUMER STAPLES				293,864,443

ENERGY - 5.9%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	78,000	79,744
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	1,169,936

Total Energy Equipment & Services				1,249,680

Oil, Gas & Consumable Fuels - 5.9%
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	100,121
Apache Corp., Senior Notes	5.100%	9/1/40	11,863,000	11,975,521
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	6,875,455
Apache Corp., Senior Notes	4.750%	4/15/43	18,342,000	17,372,625
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	15,917,913
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	1,400,000	1,424,882
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	6,672,000	6,752,331
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	8,794,432
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,410,000	9,593,676

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	9

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	$5,000,000	$4,428,472
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	14,290,000	12,398,189
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	1,040,119
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	651,844
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	896,000	910,834
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	1,119,000	1,141,149
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,880,000	9,450,145	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	15,650,000	14,747,795	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	7,640,000	7,376,351
Chevron Corp., Senior Notes	1.995%	5/11/27	2,750,000	2,642,435
Chevron Corp., Senior Notes	3.078%	5/11/50	8,710,000	8,247,943
Chevron USA Inc., Senior Notes	3.850%	1/15/28	8,880,000	9,262,038
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	413,331
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	573,000	708,655
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,950,000	1,976,540
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	2,910,949
Continental Resources Inc., Senior Notes	4.375%	1/15/28	14,655,000	14,879,515
Continental Resources Inc., Senior Notes	4.900%	6/1/44	6,900,000	6,841,224
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	1,872,000	1,910,952	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	10,409,000	10,503,348	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	25,310,000	26,406,014	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	3,004,720
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,064,015
Devon Energy Corp., Senior Notes	4.500%	1/15/30	2,428,000	2,507,857
Devon Energy Corp., Senior Notes	5.600%	7/15/41	13,600,000	15,746,413
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,470,000	10,041,888
Devon Energy Corp., Senior Notes	5.000%	6/15/45	19,033,000	20,799,517
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,669,000	3,669,071
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	13,512,000	13,400,004
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	4,010,000	3,836,518
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,000,000	5,092,476
Ecopetrol SA, Senior Notes	5.875%	5/28/45	61,615,000	54,096,122
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	3,506,912
Energy Transfer LP, Senior Notes	2.900%	5/15/25	7,020,000	6,873,948
Energy Transfer LP, Senior Notes	4.750%	1/15/26	2,060,000	2,142,639

See Notes to Schedule of Investments.

10	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Senior Notes	5.500%	6/1/27	$6,670,000	$7,175,956
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,907,000	2,005,578
Energy Transfer LP, Senior Notes	5.250%	4/15/29	3,738,000	3,995,218
Energy Transfer LP, Senior Notes	3.750%	5/15/30	21,808,000	21,484,948
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,185,000	2,387,245
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	557,386
Energy Transfer LP, Senior Notes	5.400%	10/1/47	4,761,000	5,002,641
Energy Transfer LP, Senior Notes	6.250%	4/15/49	10,862,000	12,511,909
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	10,426,515
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	4,581,299
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	18,760,000	18,056,491
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	572,058
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	595,149
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,817,677
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	435,912
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	5,471,357
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,960,000	2,099,057
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	2,620,000	2,608,705
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	13,100,000	12,026,736
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	905,000	844,507
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	2,590,000	2,408,667	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	203,000	210,392
EOG Resources Inc., Senior Notes	4.375%	4/15/30	13,092,000	14,194,608
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,800,000	7,000,443
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,625,000	20,437,316
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	680,000	678,172

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	11

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	$17,500,000	$17,589,801
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	2,975,760
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,168,000	12,627,538
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,210,000	6,381,841
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	2,158,426
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	3,953,512
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,860,000	3,203,468
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	3,897,630
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	12,145,423	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	10,863,000	9,666,136	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	2,653,343	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	349,000	352,399
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,836,170
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	136,622
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	743,619
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	858,162
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	589,088
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	151,395
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	1,850,695
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	18,800,000	19,518,583
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	11,500,000	12,894,375
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	1,041,844
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	18,490,000	10,261,950	(a)
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	13,490,000	7,217,150	(a)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	9,000,000	5,175,000	(a)
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	2,752,060
MPLX LP, Senior Notes	4.000%	3/15/28	3,787,000	3,859,741
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,794,773
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	4,412,239

See Notes to Schedule of Investments.

12	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	5.200%	3/1/47	$8,490,000	$9,129,334
MPLX LP, Senior Notes	5.200%	12/1/47	4,750,000	5,054,915
MPLX LP, Senior Notes	4.700%	4/15/48	7,707,000	7,787,758
MPLX LP, Senior Notes	5.500%	2/15/49	2,554,000	2,837,126
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	618,000	664,634
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	665,360
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,509,468
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,210,923
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	11,579,000	11,424,941
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	10,351,272
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,608,916
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	17,513,460
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	4,919,079
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,050,000	2,413,086
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,657,000	1,577,315
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	3,104,523
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	4,303,613
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	7,693,908	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,190,682
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	27,736,964	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	7,630,000	6,423,697	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	3,889,000	3,492,711
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,746,000	4,342,913
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,950,000	3,167,386
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	10,017,506
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	4,478,000	3,648,316
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,890,000	1,755,119
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	7,290,000	6,470,832
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	16,160,000	14,584,096
Qatar Energy, Senior Notes	2.250%	7/12/31	30,800,000	28,412,199	(a)
Qatar Energy, Senior Notes	3.125%	7/12/41	17,500,000	15,966,055	(a)
Qatar Energy, Senior Notes	3.300%	7/12/51	14,270,000	13,139,188	(a)
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	12,900,000	11,849,690	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	22,500,000	20,009,358	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	211,000	214,616	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	13

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	$142,000	$143,652	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	6,674,514
Shell International Finance BV, Senior Notes	2.375%	11/7/29	8,300,000	7,872,193
Shell International Finance BV, Senior Notes	2.750%	4/6/30	11,040,000	10,722,140
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,618,619
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	4,423,791
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	3,957,124
Shell International Finance BV, Senior Notes	3.250%	4/6/50	17,000,000	16,020,967
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	18,252,000	18,752,543	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	5,065,322
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,120,000	1,991,602	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	19,511,577
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	5,000,000	4,883,318
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	2,630,000	2,616,324
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	1.844%	1/13/23	1,700,000	1,683,196	(c)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	7,858,151
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,634,040
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,645,194
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	28,898
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	6,365,000	8,664,032
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	4,386,000	4,593,280
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	6,730,000	7,311,964
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,990,000	2,129,545

Total Oil, Gas & Consumable Fuels				1,086,714,528

TOTAL ENERGY				1,087,964,208

See Notes to Schedule of Investments.

14	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 9.9%
Banks - 6.9%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	$1,352,000	$1,383,937	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	6,448,000	6,535,638
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,200,000	27,510,568
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.358%	4/12/23	2,149,000	2,160,957	(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	4,594,000	4,646,697
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	5,098,708
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,218,185
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	4,627,981
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	10,641,022
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	51,980,000	48,771,896	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,624,889	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	14,650,000	13,334,889	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	15,760,000	14,566,650	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	8,820,000	8,273,749	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,241,000	2,247,506	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	15,406,000	15,261,803	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	7,782,000	7,830,119	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,711,000	7,734,802	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	3,717,000	3,778,345	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	5,000,000	5,083,401	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	15

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	$22,684,000	$23,075,878	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	25,140,000	26,136,808	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	11,720,000	12,624,930	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,543,329
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	2,929,767
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,131,461
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	17,847,645
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	3,000,000	2,584,017	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	12,320,380
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,302,322	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	6,715,576
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	5,270,000	5,272,950
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	4,899,000	5,131,906	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	7,848,000	8,154,385	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,463,000	2,452,167	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	8,047,961	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	8,413,062	(a)(c)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	11,830,000	11,087,105	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	16,281,000	16,631,010	(a)(c)

See Notes to Schedule of Investments.

16	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	$8,704,000	$9,293,621	(a)(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	2,669,000	2,651,862	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	4,683,296	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	7,130,000	6,999,581
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	12,146,224
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,081,000	4,679,130
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	7,756,397
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	1,899,992
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	7,430,000	7,373,099	(c)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,000,000	4,518,779	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	56,980,000	52,302,478	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	5,169,427	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	18,054,000	17,909,447	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	13,970,000	13,864,689	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	18,048,000	18,353,654	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	9,318,751	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	1,849,000	1,869,126
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	4,684,769
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	2,908,930
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,383,267
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	26,120,289
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	498,975
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	730,144
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	744,406
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,624,888
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	769,341
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	13,293,670

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	17

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	$9,027,000	$9,181,565
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	828,826
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	3,500,000	3,270,431	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	7,190,000	7,173,783	(a)(c)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	4,270,000	4,262,745	(a)(c)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	5,594,880	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	3,680,313	(a)(c)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,529,000	3,563,607	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,066,000	7,288,495	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	11,270,000	10,747,193	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	4,803,354	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	1,024,039
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	2,670,000	2,856,718
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	18,950,000	17,548,209	(c)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	10,753,000	10,808,987	(c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,051,000	8,083,405	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	206,000	209,114
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	3,347,000	3,388,004
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	10,353,000	10,369,921	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,266,000	2,271,666	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	10,550,371	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	11,959,964	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	19,780,000	19,517,917	(c)

See Notes to Schedule of Investments.

18	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	$11,840,000	$11,434,382	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	17,820,000	16,540,348	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	6,680,000	6,112,995	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	7,000,000	6,422,770	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	5,000,000	4,534,234	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,850,000	6,094,774	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	19,448,000	19,767,647	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,687,000	5,888,095	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	17,191,000	17,940,994	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	6,000,000	6,367,398	(c)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	5,999,699
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	10,046,813
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	5,161,732
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	9,706,402
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,970,000	7,132,963
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	9,636,000	9,652,381	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	2,911,420
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	5,873,120	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	19

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	$13,433,000	$13,639,654	(c)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	12,590,000	12,340,236	(a)
PNC Bank NA, Subordinated Notes	3.875%	4/10/25	1,567,000	1,598,431
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	10,910,000	10,861,246
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,424,958
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	484,000	523,091	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	474,465	(a)
Swedbank AB, Senior Notes	1.300%	6/2/23	8,590,000	8,474,964	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	13,370,000	13,132,193
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,396,625
US Bancorp, Senior Notes	1.450%	5/12/25	14,850,000	14,210,188
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	11,907,868
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	7,585,282
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	8,917,681
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	15,830,000	15,646,174	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	11,689,961	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	16,240,000	15,452,905	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	3,970,000	3,862,577	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	12,440,000	13,189,217	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	93,400,000	111,339,624	(c)
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	134,000	137,031
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	13,230,544
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	500,633
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,818,185
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,615,085
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	4,951,340
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	16,706,684
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	14,317,700

Total Banks				1,263,798,849

See Notes to Schedule of Investments.

20	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 2.1%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	$3,860,000	$3,723,773
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,311,488
Credit Suisse AG, Senior Notes	1.000%	5/5/23	42,030,000	41,416,477
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,692,004
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	6,344,496
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	457,000	465,355
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	1,930,667	(a)(c)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	14,200,000	12,829,993	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	17,794,026	(a)(c)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	5/2/22	22,000	17,710	(c)(e)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	4,785,000	4,829,518
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	9,390,861
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	1,033,146
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,377,384
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	8,185,514
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,165,000	10,216,346
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	6,271,580
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	7,100,035
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	3,616,000	4,055,327
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	5,000,000	4,437,529	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,020,000	924,382	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,570,000	2,221,262	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	2,370,000	2,369,634	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	8,956,000	8,976,790	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	23,236,000	23,437,722	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	21

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	$26,815,000	$27,482,019	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	1,120,000	1,017,476	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	8,669,075
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	3,847,760
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	17,911,000	20,090,577
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	378,696	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	18,980,000	18,353,176	(c)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	7,000,000	6,212,179	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,030,000	930,863	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	21,360,000	20,068,745	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	23,970,000	23,876,167	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	7,449,000	7,513,718	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	4,534,000	4,745,702	(c)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,059,116
UBS AG, Senior Notes	4.500%	6/26/48	3,599,000	3,998,579	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	29,201,864	(a)(c)(e)
UBS Group AG, Senior Notes	3.491%	5/23/23	12,018,000	12,036,040	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	2,784,343	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	11,273,000	11,513,183	(a)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	3,700,000	3,366,230	(a)(c)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	1,240,000	1,242,100	(a)(c)

Total Capital Markets				391,740,627

See Notes to Schedule of Investments.

22	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - 0.2%
American Express Co., Senior Notes	2.650%	12/2/22	$10,000	$10,065
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	20,583,267
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	6,903,763	(a)(c)

Total Consumer Finance				27,497,095

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	17,080,000	15,822,208
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	17,540,000	16,209,203
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	7,950,000	7,179,390
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	4.300%	12/21/65	3,743,000	3,050,545	(a)(c)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	4,280,000	4,244,094	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	3,810,000	3,650,992	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	600,128	(a)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	8,796,262	(f)(g)

Total Diversified Financial Services				59,552,822

Insurance - 0.4%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/22	92	105	(a)(e)
American International Group Inc., Senior Notes	2.500%	6/30/25	3,830,000	3,749,120
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	8,079,125
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	131,000	127,747
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,181,055
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,590,295	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	20,670,000	20,312,261	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	6,365,000	6,885,657

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	23

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	$15,660,000	$15,391,457	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	5,130,000	4,795,104	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,375,294	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	122,294	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	3,872,515	(a)

Total Insurance				69,482,029

TOTAL FINANCIALS				1,812,071,422

HEALTH CARE - 2.8%
Biotechnology - 0.8%
AbbVie Inc., Senior Notes	2.300%	11/21/22	22,140,000	22,221,823
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,490,000	1,519,277
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	25,903,792
AbbVie Inc., Senior Notes	3.800%	3/15/25	4,066,000	4,145,593
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,224,894
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	4,603,389
AbbVie Inc., Senior Notes	3.200%	11/21/29	35,870,000	35,481,898
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	250,687
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,160,000	1,316,130
AbbVie Inc., Senior Notes	4.250%	11/21/49	14,149,000	14,736,432
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,486,705
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,741,716
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	765,829
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	4,413,873
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/27	6,490,000	6,497,216	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	4,930,000	4,883,365	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.625%	3/24/32	7,020,000	7,020,395	(a)

Total Biotechnology				139,213,014

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	10,859,000	11,281,025
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	2,138,240
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	4,495,906
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	2,910,000	2,936,196

See Notes to Schedule of Investments.

24	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - (continued)
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	$336,000	$341,737
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,407,000	1,516,415
Medtronic Inc., Senior Notes	3.500%	3/15/25	946,000	966,081
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	474,648
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	10,640,000	9,237,379	(a)

Total Health Care Equipment & Supplies				33,387,627

Health Care Providers & Services - 1.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	761,000	764,239
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	1,962,992
Anthem Inc., Senior Notes	3.125%	5/15/22	1,827,000	1,829,876
Anthem Inc., Senior Notes	2.950%	12/1/22	3,627,000	3,653,179
Anthem Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,806,019
Anthem Inc., Senior Notes	3.650%	12/1/27	6,837,000	6,986,997
Cigna Corp., Senior Notes	3.750%	7/15/23	4,734,000	4,804,460
Cigna Corp., Senior Notes	4.125%	11/15/25	2,499,000	2,577,801
Cigna Corp., Senior Notes	4.375%	10/15/28	23,452,000	24,705,744
Cigna Corp., Senior Notes	4.800%	8/15/38	9,250,000	10,157,421
Cigna Corp., Senior Notes	4.900%	12/15/48	4,130,000	4,647,882
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	360,924
CVS Health Corp., Senior Notes	2.750%	12/1/22	188,000	188,955
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	4,697,300
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	2,830,603
CVS Health Corp., Senior Notes	4.300%	3/25/28	9,572,000	10,029,614
CVS Health Corp., Senior Notes	3.750%	4/1/30	10,970,000	11,176,793
CVS Health Corp., Senior Notes	1.875%	2/28/31	1,910,000	1,683,936
CVS Health Corp., Senior Notes	2.125%	9/15/31	6,670,000	5,969,387
CVS Health Corp., Senior Notes	4.780%	3/25/38	14,000,000	15,336,487
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	2,243,885
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	5,880,113
CVS Health Corp., Senior Notes	5.050%	3/25/48	14,438,000	16,393,819
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	4,320,708
Humana Inc., Senior Notes	3.150%	12/1/22	672,000	676,509
Humana Inc., Senior Notes	4.500%	4/1/25	1,180,000	1,223,240
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	3,790,617
Humana Inc., Senior Notes	3.700%	3/23/29	14,780,000	14,842,205
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	11,628,843
Humana Inc., Senior Notes	2.150%	2/3/32	2,330,000	2,045,539
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	832,451
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	274,700

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	25

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	$950,000	$954,708
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	2,140,000	2,168,698
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	4,001,000	4,118,231
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	2,390,000	2,249,949
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	871,244
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	4,903,128
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	1,380,000	1,297,948
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	723,324
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	4,714,438
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	1,986,502
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	1,801,479
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	2,783,362
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	4,308,487
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,550,000	5,833,479
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	537,000	506,116
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	6,729,927
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	688,429

Total Health Care Providers & Services				226,962,687

Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	5,293,000	5,298,291
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,200,000	1,209,967
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	10,269,914
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	4,790,000	4,868,499
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	5,309,000	5,409,697
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	2,329,000	2,646,732
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	384,000	384,760
Johnson & Johnson, Senior Notes	0.550%	9/1/25	4,760,000	4,442,960
Johnson & Johnson, Senior Notes	0.950%	9/1/27	9,500,000	8,702,736
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	9,564,056
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	3,114,597
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	8,200,000	7,664,612
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	4,380,000	3,894,558
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	10,630,000	9,281,275
Pfizer Inc., Senior Notes	0.800%	5/28/25	9,780,000	9,259,266
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	6,784,925
Pfizer Inc., Senior Notes	1.700%	5/28/30	6,200,000	5,624,920
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	4,823,156

See Notes to Schedule of Investments.

26	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Pfizer Inc., Senior Notes	2.700%	5/28/50	$13,495,000	$11,982,205
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,588,176

Total Pharmaceuticals				116,815,302

TOTAL HEALTH CARE				516,378,630

INDUSTRIALS - 2.4%
Aerospace & Defense - 1.3%
Boeing Co., Senior Notes	1.433%	2/4/24	9,470,000	9,165,043
Boeing Co., Senior Notes	4.875%	5/1/25	21,700,000	22,407,935
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,356,741
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,486,303
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,716,350
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	5,135,062
Boeing Co., Senior Notes	5.150%	5/1/30	18,760,000	20,035,628
Boeing Co., Senior Notes	3.250%	2/1/35	14,057,000	12,577,784
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	500,355
Boeing Co., Senior Notes	5.705%	5/1/40	11,790,000	13,208,955
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	4,139,865
Boeing Co., Senior Notes	5.805%	5/1/50	20,210,000	23,408,445
Boeing Co., Senior Notes	5.930%	5/1/60	7,490,000	8,676,074
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	744,499
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,670,000	3,013,193
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	1,883,873
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	271,000	307,394
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	5,623,000	5,762,675
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	608,306
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	9,609,000	9,638,856
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	2,969,530
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	46,919,330
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	2,960,000	2,975,782
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	5,920,000	6,111,273
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,454,275
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	6,230,000	5,778,713
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	921,871

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	27

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Raytheon Technologies Corp., Senior Notes	4.150%	5/15/45	$5,000,000	$5,141,735
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	12,100,000	10,912,139

Total Aerospace & Defense				231,957,984

Airlines - 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,409,897
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	11,780,000	11,857,708	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,100,000	11,204,380	(a)

Total Airlines				24,471,985

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	410,000	383,170
Carrier Global Corp., Senior Notes	3.577%	4/5/50	650,000	596,970

Total Building Products				980,140

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	2,606,000	2,606,000
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,267,891
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,609,290

Total Commercial Services & Supplies				9,483,181

Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	5,615,000	5,647,288
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,632,918
Emerson Electric Co., Senior Notes	2.800%	12/21/51	22,670,000	19,462,321

Total Electrical Equipment				27,742,527

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	16,008,000	15,241,790
3M Co., Senior Notes	3.050%	4/15/30	771,000	767,551
3M Co., Senior Notes	3.700%	4/15/50	3,520,000	3,568,726
General Electric Co., Senior Notes	6.750%	3/15/32	425,000	536,525
Honeywell International Inc., Senior Notes	1.350%	6/1/25	4,670,000	4,503,410

Total Industrial Conglomerates				24,618,002

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	1,840,000	1,845,103
Deere & Co., Senior Notes	3.750%	4/15/50	12,660,000	13,446,050
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	2,884,780

Total Machinery				18,175,933

See Notes to Schedule of Investments.

28	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	$1,150,000	$1,021,316
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	27,340,000	25,427,360
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	8,290,000	7,474,992
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,314,741
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,293,959
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,030,000	5,714,004
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	159,193
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,990,000	3,016,508
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	6,540,613

Total Road & Rail				55,962,686

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,568,588

Transportation Infrastructure - 0.2%
DP World Ltd., Senior Notes	5.625%	9/25/48	39,679,000	43,063,738	(a)

TOTAL INDUSTRIALS				441,024,764

INFORMATION TECHNOLOGY - 2.2%
IT Services - 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	16,559,000	16,676,554
Mastercard Inc., Senior Notes	3.375%	4/1/24	832,000	847,247
Mastercard Inc., Senior Notes	3.350%	3/26/30	5,000,000	5,102,325
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,360,000	16,304,787
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	5,680,000	5,665,547
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	5,950,000	5,727,317
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,250,000	3,029,675
Visa Inc., Senior Notes	3.150%	12/14/25	6,117,000	6,191,788
Visa Inc., Senior Notes	4.300%	12/14/45	6,563,000	7,386,572

Total IT Services				66,931,812

Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	8,600,000	7,795,669
Broadcom Inc., Senior Notes	4.150%	11/15/30	4,743,000	4,814,546
Broadcom Inc., Senior Notes	3.137%	11/15/35	27,860,000	24,602,780	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	257,000	223,638	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	872,193
Intel Corp., Senior Notes	1.600%	8/12/28	5,520,000	5,042,230
Intel Corp., Senior Notes	4.750%	3/25/50	6,265,000	7,329,331

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	29

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Intel Corp., Senior Notes	3.050%	8/12/51	$2,710,000	$2,421,652
NVIDIA Corp., Senior Notes	2.850%	4/1/30	760,000	748,679
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	8,763,389
NVIDIA Corp., Senior Notes	3.500%	4/1/50	17,007,000	17,241,477
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	6,747,674
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	3,968,628	(a)
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	8,567
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	4,150,000	3,781,402
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,000,000	5,331,258
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	7,222,142
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	6,661,353
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	41,490,000	38,481,936

Total Semiconductors & Semiconductor Equipment				152,058,544

Software - 0.8%
Adobe Inc., Senior Notes	2.300%	2/1/30	8,650,000	8,194,899
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	7,076,555
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	1,956,792
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	8,816,870
Microsoft Corp., Senior Notes	2.400%	8/8/26	13,371,000	13,272,992
Microsoft Corp., Senior Notes	3.300%	2/6/27	35,520,000	36,475,299
Microsoft Corp., Senior Notes	3.450%	8/8/36	111,000	115,705
Microsoft Corp., Senior Notes	2.525%	6/1/50	5,016,000	4,345,705
Microsoft Corp., Senior Notes	2.921%	3/17/52	2,721,000	2,560,986
Microsoft Corp., Senior Notes	2.675%	6/1/60	187,000	161,877
Microsoft Corp., Senior Notes	3.041%	3/17/62	888,000	832,369
Oracle Corp., Senior Notes	1.650%	3/25/26	18,740,000	17,499,563
Oracle Corp., Senior Notes	2.950%	4/1/30	1,370,000	1,265,551
Oracle Corp., Senior Notes	2.875%	3/25/31	22,000,000	20,093,433
salesforce.com Inc., Senior Notes	3.250%	4/11/23	4,424,000	4,481,371
salesforce.com Inc., Senior Notes	3.700%	4/11/28	9,212,000	9,530,873
Workday Inc., Senior Notes	3.500%	4/1/27	3,330,000	3,331,404	(d)
Workday Inc., Senior Notes	3.700%	4/1/29	4,630,000	4,644,511	(d)
Workday Inc., Senior Notes	3.800%	4/1/32	5,680,000	5,676,209	(d)

Total Software				150,332,964

See Notes to Schedule of Investments.

30	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	$16,150,000	$15,432,426
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	9,882,624
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	4,359,221

Total Technology Hardware, Storage & Peripherals				29,674,271

TOTAL INFORMATION TECHNOLOGY				398,997,591

MATERIALS - 1.8%
Chemicals - 0.4%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	17,321,000	17,591,641	(a)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	24,740,000	22,977,275	(a)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	4,858,299	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	14,240,000	13,364,525	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	13,500,000	11,974,432	(a)

Total Chemicals				70,766,172

Metals & Mining - 1.1%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	9,013,758	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	5,563,281	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,220,226	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	916,942
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	10,506,367
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	9,362,275
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,365,000	14,420,302	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	33,500,000	30,166,317	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,500,000	2,804,500
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,227,000	4,261,535	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	157,000	157,634	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,884,000	2,935,220	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	12,140,000	12,312,326	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,017,000	6,044,594	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	2,151,539	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,668,000	37,025,585
Southern Copper Corp., Senior Notes	5.875%	4/23/45	6,846,000	8,382,071
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	33,527,000	36,843,659

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	31

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	$6,708,000	$8,104,404
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	6,734,163

Total Metals & Mining				209,926,698

Paper & Forest Products - 0.3%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	44,945,000	48,600,377

TOTAL MATERIALS				329,293,247

REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	3,919,239	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,355,141	(a)

TOTAL REAL ESTATE				5,274,380

UTILITIES - 1.3%
Electric Utilities - 1.3%
Abu Dhabi National Energy Co. PJSC, Senior Notes	2.000%	4/29/28	28,690,000	26,808,510	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	3.400%	4/29/51	18,630,000	17,585,434	(a)
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	7,000,000	6,475,331	(a)
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	328,550
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,384,858	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	4,648,000	4,766,013	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	10,000,000	8,795,600	(a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	20,305,000	17,851,750	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	7,657,000	7,676,526
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	3,942,536
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,249,844
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,587,235
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,102,000	15,223,798
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	25,020,000	30,904,704
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	1,970,000	2,059,694
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,057,000	7,262,322

See Notes to Schedule of Investments.

32	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	$10,340,000	$10,329,345
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	2,844,702
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	4,000,000	3,455,951
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	681,099
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,940,000	1,567,343
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	4,743,000	4,801,339	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	7,166,262	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	16,014,000	16,210,171	(b)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	14,926,000	16,669,581	(a)
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,093,000	1,093,000
SCE Recovery Funding LLC, Senior Secured Notes	2.943%	11/15/42	6,330,000	6,104,837

Total Electric Utilities				226,826,335

Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	2,680,000	2,674,559
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	1,941,456

Total Multi-Utilities				4,616,015

TOTAL UTILITIES				231,442,350

TOTAL CORPORATE BONDS & NOTES (Cost - $6,403,912,938)				6,149,093,086

MORTGAGE-BACKED SECURITIES - 23.1%
FHLMC - 4.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-1/1/52	69,622,261	68,691,372
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-2/1/52	45,691,681	46,436,465
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	94,377	104,486
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-10/1/48	2,275,413	2,414,534

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	33

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-2/1/52	$240,068,481	$230,250,353
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	7/1/41-2/1/52	226,596,635	211,520,270
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	41,996,403	38,083,448
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	1/1/47-3/1/50	25,830,455	26,626,497
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/49	13,586,256	14,277,570
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/51-3/1/52	16,170,980	15,530,759	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/51-11/1/51	11,100,233	10,336,411	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/51	5,038,503	4,962,341	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.872%	11/1/47	13,243,076	13,349,754	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.623%)	3.089%	2/1/50	17,707,085	17,809,432	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.012%	11/1/48	37,153,918	37,336,035	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.130%	3/1/47	3,082,030	3,062,037	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	11,215,455	11,908,776
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-11/1/48	5,474,915	5,845,810
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	331,106	368,432
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	197,886	215,757
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	7,909,554	8,097,170
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	1/1/34-9/1/48	48,238,392	48,113,148
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,513,233	1,617,002

See Notes to Schedule of Investments.

34	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	$116,439	$130,173
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-7/1/48	30,129,865	31,195,459

Total FHLMC				848,283,491

FNMA - 15.4%
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	645,847	645,888
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	14,379	14,563
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-7/1/41	5,451,666	6,060,351
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	937,583	1,030,071
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	4,692,730	4,754,228
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	2,122,951	2,165,183
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	4,770,978	4,940,511
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,176,644	2,218,710
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	5,049,627	5,173,750
Federal National Mortgage Association (FNMA)	2.790%	8/1/29	10,478,000	10,438,797
Federal National Mortgage Association (FNMA)	3.468%	3/1/30	8,533,198	8,812,501
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	8,701,352	8,398,507
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	6,729,908	6,750,372
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-1/1/59	123,498,583	130,086,955
Federal National Mortgage Association (FNMA)	2.150%	2/1/32	21,413,774	20,063,954	(c)
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	518,339	574,914
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-12/1/49	26,750,654	28,494,794

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	35

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-6/1/51	$277,882,840	$281,798,359
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	2,200,000	2,104,745
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	3,385,060	3,286,154	(c)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-2/1/52	415,999,483	412,469,842
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-9/1/56	2,821,652	3,103,444
Federal National Mortgage Association (FNMA)	1.500%	12/1/35-3/1/36	4,701,257	4,465,361
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-3/1/52	461,662,476	443,138,512
Federal National Mortgage Association (FNMA)	2.000%	10/1/41-2/1/52	294,422,753	274,676,101
Federal National Mortgage Association (FNMA)	4.000%	7/1/42-6/1/57	252,698,039	262,341,474
Federal National Mortgage Association (FNMA)	2.500%	3/1/51-4/1/52	54,610,052	52,348,170	(d)
Federal National Mortgage Association (FNMA)	2.000%	4/1/51-3/1/52	162,113,095	150,931,747	(d)
Federal National Mortgage Association (FNMA)	3.000%	8/1/51-3/1/52	89,981,530	89,069,334	(d)
Federal National Mortgage Association (FNMA)	2.500%	4/1/52-5/1/52	198,800,000	189,564,891	(h)
Federal National Mortgage Association (FNMA)	3.000%	4/1/52-5/1/52	124,500,000	121,790,687	(h)
Federal National Mortgage Association (FNMA)	4.000%	4/1/52-6/1/52	34,800,000	35,317,884	(h)
Federal National Mortgage Association (FNMA)	3.500%	5/1/52-6/1/52	260,100,000	259,245,143	(h)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.859%)	1.876%	11/1/35	130,020	135,849	(c)

Total FNMA				2,826,411,746

See Notes to Schedule of Investments.

36	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 3.1%
Government National Mortgage Association (GNMA)	7.500%	12/15/22-8/15/32	$20,229	$21,212
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	1,880,218	2,039,179
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	6,955	7,077
Government National Mortgage Association (GNMA)	6.000%	11/15/28-6/15/35	1,211,502	1,315,640
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	85,444	94,628
Government National Mortgage Association (GNMA)	5.000%	1/15/40	20,276	22,366
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	7,352,637	7,327,730
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	4,888,246	5,005,752
Government National Mortgage Association (GNMA)	4.000%	3/15/50	295,448	305,309
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	1,335,429	1,474,767
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	328,063	368,881
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	75,028,460	78,206,468
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	19,563,214	20,641,818
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-11/20/50	85,463,632	86,935,139
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-9/20/51	55,098,356	54,683,268
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-4/20/50	73,720,069	76,195,232
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	17,186,340	16,356,160
Government National Mortgage Association (GNMA) II	3.000%	5/1/52-6/1/52	136,000,000	133,974,625	(h)
Government National Mortgage Association (GNMA) II	3.500%	5/1/52-6/1/52	58,000,000	58,054,172	(h)
Government National Mortgage Association (GNMA) II	4.000%	6/1/52	14,700,000	14,886,621	(h)

Total GNMA				557,916,044

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,390,518,801)				4,232,611,281

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	37

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.9%
U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	$18,010,000	$23,620,129

U.S. Government Obligations - 21.8%
U.S. Treasury Bonds	1.125%	8/15/40	102,750,000	80,630,654
U.S. Treasury Bonds	2.250%	5/15/41	58,290,000	55,074,942
U.S. Treasury Bonds	1.750%	8/15/41	185,470,000	160,866,245
U.S. Treasury Bonds	2.000%	11/15/41	96,980,000	87,782,053
U.S. Treasury Bonds	3.625%	2/15/44	70,500,000	82,067,783	(i)(j)
U.S. Treasury Bonds	2.875%	8/15/45	103,400,000	107,887,399
U.S. Treasury Bonds	2.750%	8/15/47	83,502,000	86,617,016
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	69,126,052
U.S. Treasury Bonds	2.000%	2/15/50	83,730,000	75,523,806
U.S. Treasury Bonds	1.250%	5/15/50	137,140,000	102,458,580
U.S. Treasury Bonds	1.375%	8/15/50	510,585,000	393,549,345
U.S. Treasury Bonds	1.625%	11/15/50	213,870,000	175,523,776
U.S. Treasury Bonds	1.875%	2/15/51	1,015,910,000	888,960,931
U.S. Treasury Bonds	2.375%	5/15/51	209,515,000	205,557,949
U.S. Treasury Bonds	2.000%	8/15/51	29,860,000	26,948,650
U.S. Treasury Bonds	1.875%	11/15/51	117,620,000	103,211,550
U.S. Treasury Bonds	2.250%	2/15/52	153,224,000	146,999,275
U.S. Treasury Notes	0.125%	7/15/23	290,000	283,118
U.S. Treasury Notes	0.625%	10/15/24	10,550,000	10,072,777
U.S. Treasury Notes	0.250%	5/31/25	192,870,000	179,542,382
U.S. Treasury Notes	0.250%	8/31/25	1,260,000	1,166,017
U.S. Treasury Notes	0.250%	9/30/25	1,880,000	1,736,980
U.S. Treasury Notes	0.250%	10/31/25	80,150,000	73,911,763
U.S. Treasury Notes	0.375%	11/30/25	19,590,000	18,115,011
U.S. Treasury Notes	0.375%	1/31/26	3,740,000	3,446,571
U.S. Treasury Notes	0.500%	2/28/26	100,000,000	92,470,703
U.S. Treasury Notes	0.750%	3/31/26	49,120,000	45,814,953
U.S. Treasury Notes	2.125%	5/31/26	44,780,000	44,088,184
U.S. Treasury Notes	0.625%	7/31/26	13,000,000	11,997,832
U.S. Treasury Notes	0.875%	9/30/26	65,680,000	61,147,823
U.S. Treasury Notes	2.000%	11/15/26	30,410,000	29,751,909
U.S. Treasury Notes	1.250%	11/30/26	1,550,000	1,466,718
U.S. Treasury Notes	1.250%	3/31/28	25,920,000	24,182,044
U.S. Treasury Notes	1.250%	4/30/28	164,460,000	153,236,889
U.S. Treasury Notes	1.250%	5/31/28	123,650,000	115,139,403

See Notes to Schedule of Investments.

38	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	1.250%	6/30/28	$120,700,000	$112,302,864
U.S. Treasury Notes	1.000%	7/31/28	148,530,000	135,931,059
U.S. Treasury Notes	1.250%	9/30/28	3,790,000	3,517,742
U.S. Treasury Notes	1.375%	10/31/28	30,120,000	28,163,376
U.S. Treasury Notes	1.625%	5/15/31	10,000	9,418

Total U.S. Government Obligations				3,996,281,542

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,425,798,489)				4,019,901,671

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 10.6%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.380%)	0.837%	7/25/46	466,510	427,988	(c)
APS Resecuritization Trust, 2015-3 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	0.982%	10/27/46	896,566	898,228	(a)(c)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	1.300%	11/17/24	20,690,000	20,462,851	(a)(c)
Banc of America Funding Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	0.337%	2/27/37	996,052	992,063	(a)(c)
BANK, 2017-BNK5 A4	3.131%	6/15/60	7,310,000	7,209,524
BANK, 2020-BN29 C	3.028%	11/15/53	1,930,000	1,759,301	(c)
BANK, 2021-BN36 XA, IO	0.918%	9/15/64	44,266,474	2,555,760	(c)
Bear Stearns ARM Trust, 2004-9 24A1	2.750%	11/25/34	352,188	342,815	(c)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	3,467,409
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	12,676,640	(c)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.108%	4/15/54	22,098,963	1,672,061	(c)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.647%	7/15/35	21,879,000	21,681,139	(a)(c)
BX Commercial Mortgage Trust, 2019-IMC A (1 mo. USD LIBOR + 1.000%)	1.397%	4/15/34	8,956,000	8,862,369	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.317%	10/15/36	9,960,796	9,924,058	(a)(c)
BX Commercial Mortgage Trust, 2020-FOX A (1 mo. USD LIBOR + 1.000%)	1.397%	11/15/32	12,852,247	12,772,434	(a)(c)
BX Commercial Mortgage Trust, 2020- VIV3 B	3.544%	3/9/44	7,530,000	7,168,774	(a)(c)
BX Commercial Mortgage Trust, 2020- VIVA D	3.549%	3/11/44	2,500,000	2,251,816	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	1.086%	10/15/38	41,053,920	40,230,251	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	39

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	1.318%	2/15/39	$33,320,000	$32,707,918	(a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	1.301%	1/15/39	20,360,000	20,035,948	(a)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	4,230,148	(c)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.531%	4/25/35	21,631	17,566	(c)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	1.327%	11/15/36	19,681,000	19,626,468	(a)(c)
CHT Mortgage Trust, 2017-CSMO B (1 mo. USD LIBOR + 1.400%)	1.797%	11/15/36	1,340,000	1,335,123	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,785,277
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	6,589,465
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	8,975,440
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,572,243	(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	17,000,000	16,639,107
Citigroup Commercial Mortgage Trust, 2019-SMRT A	4.149%	1/10/36	10,269,000	10,393,766	(a)
Citigroup Mortgage Loan Trust, 2018-RP2 A1	2.394%	2/25/58	7,397,216	7,399,148	(a)(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	1.297%	11/15/37	57,485,286	56,872,475	(a)(c)
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	38,113,973	37,296,204	(a)
COLT Trust, 2021-RPL1 A1	1.665%	9/25/61	9,551,326	9,130,981	(a)(c)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	4,057,000	4,074,196	(a)(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	448,000	451,123
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	394,000	394,272	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.063%	10/10/46	188,000	181,869	(c)
Commercial Mortgage Trust, 2014-277P A	3.611%	8/10/49	2,830,000	2,833,997	(a)(c)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.117%	3/10/47	13,094,587	214,402	(c)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	7,609,042	(c)

See Notes to Schedule of Investments.

40	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Commercial Mortgage Trust, 2017-PANW A	3.244%	10/10/29	$9,771,000	$9,623,633	(a)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	7,537,547	(a)
Credit Suisse Mortgage Capital Trust, 2020-FACT A (1 mo. USD LIBOR + 1.350%)	1.747%	10/15/37	12,350,000	12,327,965	(a)(c)
Credit Suisse Mortgage Capital Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	4.268%	11/15/23	17,000,000	16,576,057	(a)(c)
CSAIL Commercial Mortgage Trust, 2018- C14 A4	4.422%	11/15/51	14,929,000	15,661,151	(c)
CSAIL Commercial Mortgage Trust, 2019- C15 A4	4.053%	3/15/52	13,433,000	13,875,357
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	4.246%	1/15/25	17,000,000	16,555,736	(a)(c)
CSMC Trust, 2015-12R 2A1	0.687%	11/30/37	2,987,220	2,981,745	(a)(c)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	7,566,067	7,480,819	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	19,313,293	19,007,679	(a)(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.377%	5/15/36	24,332,000	24,216,024	(a)(c)
CSMC Trust, 2019-NQM1 A1, Step bond (2.656% to 11/25/23 then 3.656%)	2.656%	10/25/59	6,600,294	6,492,530	(a)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%, 4.139% floor)	4.139%	9/16/25	54,350,000	54,236,865	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	12,057,247	11,846,876	(a)(c)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	23,907,563	23,112,125	(a)(c)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.991%	7/25/47	16,249,574	16,512,512	(a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	8,326,545	8,032,751	(a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	2,847,637	2,746,487	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	36,425,590	34,664,988	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	12,379,543	11,939,780	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	31,006,725	29,446,126	(a)(c)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	13,420,977	13,060,257	(a)(c)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	16,496,987	15,773,731	(a)(c)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	18,428,581	17,534,704	(a)(c)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	36,017,566	34,760,960	(a)(c)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	1.097%	6/15/34	7,610,000	7,535,524	(a)(c)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,320,000	1,302,502	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	41

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	$27,793,057	$26,717,922	(a)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	0.907%	6/25/34	22,042	21,648	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	0.687%	4/15/36	3,278,385	2,977,956	(a)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	25,999,178	24,713,472	(a)(c)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	3,607,534	3,546,144	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR02 BX, IO	1.666%	8/27/28	10,000,000	899,413	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 AX, IO	2.468%	9/27/28	9,000,000	1,215,815	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019 RR01 X, IO	1.534%	6/25/28	15,000,000	1,215,416	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K062 X1, IO	0.297%	12/25/26	261,281,475	3,398,331	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K072 X1, IO	0.368%	12/25/27	62,005,166	1,156,260	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.560%	3/25/29	24,918,985	862,840	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	0.952%	5/25/29	20,129,828	1,151,253	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.239%	6/25/29	10,114,000	805,099	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 X1, IO	0.835%	10/25/29	14,827,910	790,910	(c)

See Notes to Schedule of Investments.

42	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.308%	7/25/26	$8,549,852	$377,287	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.636%	10/25/26	42,153,606	1,003,003	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K741 X1, IO	0.572%	12/25/27	17,988,396	511,013	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.779%	3/25/28	18,494,215	642,879	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1515 X1, IO	1.512%	2/25/35	25,628,783	3,578,491	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.512%	5/25/35	7,453,133	1,127,704	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.330%	7/25/35	6,480,370	863,344	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.472%	2/25/36	14,982,937	722,548	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.204%	6/25/27	7,818,933	303,137	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	7,146,819
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,113,485	1,218,969
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,742,200	1,856,511
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	5.893%	11/15/36	289,895	39,731	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.033%	2/15/37	756,874	110,576	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	43

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.633%	9/15/37	$605,857	$81,672	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	5.833%	1/15/40	162,579	23,329	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	572,202	596,630
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.553%	10/15/41	401,173	54,347	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.093%	12/15/41	288,246	47,172	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.653%	8/15/39	578,179	73,045	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.603%	8/15/42	703,931	110,636	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	529,052	53,861
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	1,473,006	236,811
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	5.853%	9/15/42	447,442	50,856	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	694,439	30,867
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	217,684	9,338
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.553%	2/15/44	941,919	130,702	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.603%	5/15/44	359,870	53,065	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	1.570%	4/15/41	523,784	21,858	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	4,146,635	4,063,206

See Notes to Schedule of Investments.

44	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	$2,677,388	$2,623,459
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	2,016,598	1,971,652
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	4,415,687	665,745
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	11,619,405	1,961,272
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	5,198,353	881,759
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	9,804,215	1,373,668
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	3,091,488	452,118
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	15,154,734	2,515,846
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	6,005,942	919,973
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	18,379,962	2,606,556
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	24,195,185	3,622,793
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	11,984,826	1,361,121
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	0.999%	12/25/50	1,599,172	1,595,878	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	1.599%	10/25/41	38,510,000	36,670,593	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	1.099%	1/25/42	35,480,000	34,877,975	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	174,424	9,564
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.703%	8/15/44	251,487	40,280	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	45

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.603%	12/15/46	$3,934,035	$573,657	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2B (1 mo. USD LIBOR + 3.450%)	3.907%	10/25/29	8,336,000	8,606,697	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA1 M1 (30 Day Average SOFR + 0.650%)	0.749%	1/25/51	991,608	989,582	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.399%	8/25/33	20,330,000	20,059,562	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.707%	7/25/29	11,155,186	11,166,508	(c)
Federal National Mortgage Association (FNMA) ACES, 2012-M13 X2, IO	1.631%	5/25/22	2,487,750	25	(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M1 X2, IO	0.529%	8/25/22	13,985,121	140	(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.354%	2/25/43	493,584	500,541	(c)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.070%	1/25/24	21,565,648	33,711	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M4 X2, IO	2.842%	7/25/22	886,322	9	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.471%	12/25/24	95,499,041	1,077,215	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,835,444	1,860,782	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.121%	4/25/28	1,072,698	1,079,713	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,989,757
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	2,048,000	2,168,265
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	3,648,000	3,741,169

See Notes to Schedule of Investments.

46	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	$3,653,404	$3,764,278
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.835%	6/25/34	5,166,377	273,418	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.588%	6/25/29	9,876,632	328,586	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	209,365	206,642
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	5,139,928	5,136,899	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,696,912	2,640,824
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,547,980	1,517,195
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.460%	9/25/34	21,512,117	1,985,164	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.537%	12/25/33	38,770,355	3,712,924	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.023%	4/25/40	345,633	50,701	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	2,146,746	2,197,680
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	549,752	594,973
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.243%	10/25/26	197,772	13,043	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	40,542	42,897
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.043%	4/25/42	746,256	120,389	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	507,747	557,777
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	204,754	234,733
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.193%	2/25/41	7,027	35	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	47

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	$38,772	$35,599
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.193%	3/25/42	682,884	75,323	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	77,545	71,153
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.143%	7/25/42	135,276	19,434	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	196,813	6,638
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.693%	12/25/42	532,927	86,716	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.693%	12/25/42	334,522	50,888	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	1,006,858	1,127,555
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,470,687	2,652,521
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	559,303	78,653
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	274,847	5,726
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	840,627	121,566
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.693%	6/25/43	1,252,487	208,964	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.493%	12/25/43	2,616,126	381,234	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.693%	9/25/41	1,069,967	102,430	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.611%	8/25/44	1,510,576	71,145	(c)

See Notes to Schedule of Investments.

48	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.693%	8/25/45	$700,413	$121,161	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.643%	10/25/57	7,723,232	1,428,388	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.743%	11/25/47	2,369,784	358,465	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,317,096	5,069,024
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	8,624,829	1,448,996
Federal National Mortgage Association (FNMA) REMIC, 2020-57 NI, IO	2.500%	8/25/50	7,485,762	1,220,718
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	4,297,213	702,295
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	27,107,564	3,921,348
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	31,433,534	3,999,942
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	18,124,710	2,984,614
Federal National Mortgage Association (FNMA) REMIC, 2021-3 IB, IO	2.500%	2/25/51	23,025,708	4,073,319
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	23,291,741	3,371,484
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	34,056,127	5,106,246
Federal National Mortgage Association (FNMA) REMIC, 2021-69 IJ, IO	2.500%	1/25/49	47,176,845	6,541,820
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	213,370	48,245
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	75,634	12,325
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	39,634	7,174	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	34,182	6,595	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	53,530	8,749

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	49

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	$270,397	$49,381
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	629,303	27,440
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	833,021	41,354
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	707,595	73,606
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	818,268	151,331
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	578,153	93,895
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	391,359	63,444
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	870,010	870,336	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	1.975%	10/25/36	17,203,077	3,021,032	(a)(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	5,198,688	52	(a)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	349,405,926	2,115,967	(a)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	1,197,820	1,195,775	(a)(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.031%	4/20/40	67,457	10,312	(c)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	76,376	76,380
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	101,530	102,629
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	6.101%	6/20/40	1,197,891	199,023	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.201%	1/20/40	47,735	1,757	(c)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	288,759	289,651
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.781%	3/20/60	1,049,982	1,048,646	(c)

See Notes to Schedule of Investments.

50	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.231%	5/20/60	$516,096	$519,174	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.456%	8/20/58	377,308	375,590	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.486%	12/20/60	762,801	759,223	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.506%	12/20/60	1,190,780	1,185,847	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.606%	1/20/61	896,921	894,872	(c)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.606%	12/20/60	1,094,818	1,092,240	(c)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.556%	2/20/61	827,500	824,814	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	0.586%	3/20/61	1,279,193	1,275,779	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	0.606%	3/20/61	965,815	963,643	(c)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.574%	4/16/53	10,701,415	80,032	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.601%	3/20/42	1,311,104	211,040	(c)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.029%	3/16/49	3,020,903	1,358	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	63,279	2,256
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.669%	8/16/42	503,594	81,024	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.132%	2/16/53	6,290,442	26,090	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	51

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.769%	10/16/42	$526,536	$87,981	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.057%	10/16/48	51,219,379	135,675	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.385%	11/16/47	16,225,004	199,374	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.764%	11/16/47	3,847,938	3,751,184	(c)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.041%	2/16/46	3,569,932	91,903	(c)
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.719%	6/16/43	296,372	22,865	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.356%	6/16/48	102,067	102,904	(c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.144%	2/16/48	771,709	7,309	(c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.599%	9/16/55	3,413,420	106,732	(c)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.751%	8/20/44	4,551,488	770,721	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	678,436	27,125
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.391%	8/16/54	5,168,123	72,955	(c)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.595%	4/16/55	16,441,086	359,701	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,517,450	250,551
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	8,123,261	1,556,642
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.669%	10/16/46	1,660,414	347,746	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.423%	8/16/58	5,593,449	176,009	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.654%	2/16/57	8,985,094	375,376	(c)

See Notes to Schedule of Investments.

52	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.631%	7/16/58	$4,747,820	$168,682	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.536%	2/16/59	4,398,380	174,381	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.518%	4/16/57	6,970,445	253,763	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.598%	12/16/59	3,868,841	159,623	(c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.545%	3/16/60	2,433,236	95,930	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.368%	11/20/67	527,384	31,767	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	1,438,545	1,427,781
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	454,426	455,830
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	0.406%	2/20/68	4,403,643	4,377,879	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.406%	5/20/68	7,344,139	7,300,122	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	0.406%	5/20/68	3,431,990	3,407,726	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,017,591	2,985,167
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	9,470,028	1,428,758
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	3,279,394	484,869
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.842%	5/16/60	14,835,904	993,046	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	3,672,830	518,998
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	11,033,153	1,602,601
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	5,306,924	764,873
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	5,057,871	730,244

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	53

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.953%	6/16/62	$18,113,704	$1,331,384	(c)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	3,666,510	547,773
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	5,214,966	762,110
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	17,233,924	2,252,243
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	36,917,720	3,873,189
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	5,840,348	410,678	(c)
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.958%	12/16/62	86,582,884	6,871,616	(c)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.599%	5/20/70	10,286,871	10,581,418	(c)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.699%	4/20/70	8,799,498	8,971,853	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.949%	7/20/70	2,368,064	2,360,674	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.899%	7/20/70	3,473,368	3,459,219	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.899%	7/20/70	29,376,807	29,265,830	(c)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	24,489,064	4,628,847
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	16,887,794	1,099,769	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.823%	5/16/63	17,017,485	1,196,479	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.897%	10/16/62	14,709,713	1,077,498	(c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.641%	2/16/61	66,399,476	4,229,594	(c)
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.567%	1/16/63	15,000,000	1,014,439	(c)

See Notes to Schedule of Investments.

54	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	$31,500,000	$2,057,067	(c)
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	1.731%	12/15/36	8,101,000	7,979,321	(a)(c)
GS Mortgage Securities Corp. II, 2018- SRP5 A (1 mo. USD LIBOR + 1.550%)	1.947%	9/15/31	24,796,367	22,450,908	(a)(c)
GS Mortgage Securities Corp. II, 2018- SRP5 B (1 mo. USD LIBOR + 2.750%)	3.147%	9/15/31	29,996,090	24,647,568	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,003,000	1,009,811	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	10,300,069
GS Mortgage Securities Corp. Trust, 2018- RIVR D (1 mo. USD LIBOR + 1.334%)	1.731%	7/15/35	11,033,000	10,423,263	(a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	1.189%	6/20/35	3,636,292	3,578,009	(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	2.922%	9/25/35	13,930	12,902	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.549%	8/15/46	2,260,000	2,237,457	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.886%	1/15/47	439,000	445,001	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.554%	9/15/47	1,379,000	1,288,175	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	1,791,000	1,790,209
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	4.147%	5/15/28	2,186,936	2,021,823	(a)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	6,008,509	5,997,145	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	5,129,528	5,079,796	(a)(c)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	3.250%	6/25/60	8,164,937	8,101,805	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	16,162,377	15,698,858	(a)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	8,738,844	8,368,251	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	55

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	$43,770	$39,592	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.807%	5/25/35	362,415	188,424	(a)(c)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.740%)	1.197%	8/25/36	2,490,652	2,488,333	(c)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9 3A1	2.623%	12/25/35	14,183	10,706	(c)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1 1A	2.126%	2/25/36	18,093	17,628	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	1,260,000	1,262,101	(c)
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	1.247%	11/15/34	2,134,024	2,114,362	(a)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.797%	5/15/36	19,362,000	19,126,626	(a)(c)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.021%	3/15/52	41,771,228	2,376,369	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.500%	7/25/35	282,014	267,828	(c)
MRA Issuance Trust, 2021-EBO1 A2X (1 mo. USD LIBOR + 1.750%)	1.981%	4/15/22	21,370,000	21,361,948	(a)(c)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	6,358,000	6,132,604	(a)(c)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3 A1	6.500%	2/25/35	122,123	118,416	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	15,583,000	15,146,520	(a)
New Residential Mortgage Loan Trust, 2015-2A A1	3.750%	8/25/55	6,003,071	5,989,759	(a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	4,356,540	4,397,202	(a)(c)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	6,425,726	6,444,702	(a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	6,489,479	6,505,174	(a)(c)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	8,686,332	8,766,135	(a)(c)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	11,571,097	11,837,280	(a)(c)

See Notes to Schedule of Investments.

56	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
New Residential Mortgage Loan Trust, 2018-RPL1 A1	3.500%	12/25/57	$9,415,855	$9,443,613	(a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	11,601,709	11,590,939	(a)(c)
New Residential Mortgage Loan Trust, 2019-4A A1B	3.500%	12/25/58	12,990,919	12,938,018	(a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	13,295,742	12,730,800	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	50,228	31,585
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	204,529	205,993	(a)(c)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	26,896,101	26,384,139	(a)(c)
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	18,359,760	17,786,156	(a)
OBX Trust, 2021-NQM3 A3	1.362%	7/25/61	8,876,704	8,383,514	(a)(c)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	38,683,855	37,518,794	(a)(c)
Onslow Bay Mortgage Loan Trust, 2021- NQM4 A1	1.957%	10/25/61	9,658,911	9,123,444	(a)(c)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	0.881%	10/15/36	27,190,000	26,262,579	(a)(c)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	232,309	231,813	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	12,519,376	11,563,876	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	9,857,820	9,185,213	(a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	12,136,345	11,515,957	(a)(c)
SBALR Commercial Mortgage Trust, 2020- RR1 A3	2.825%	2/13/53	22,200,000	21,012,023	(a)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	9,678,035	9,510,540	(a)(c)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	3.285%	1/15/27	11,250,000	11,128,624	(a)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	1.302%	1/15/24	20,410,000	20,172,085	(a)(c)
Soho Trust, 2021-SOHO A	2.697%	8/10/38	34,000,000	30,710,656	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	0.777%	10/25/35	179,831	176,603	(c)
UBS Commercial Mortgage Trust, 2018- C11 B	4.713%	6/15/51	1,430,000	1,443,109	(c)
UBS Commercial Mortgage Trust, 2018- C15 C	5.101%	12/15/51	2,960,000	2,948,132	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	57

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
VLS Commercial Mortgage Trust, 2020- LAB A	2.130%	10/10/42	$36,680,000	$32,658,915	(a)
VLS Commercial Mortgage Trust, 2020- LAB B	2.453%	10/10/42	2,250,000	1,989,780	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	2.519%	9/25/33	6,548	6,479	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4 4A1	2.229%	9/25/36	69,836	64,837	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	1,197,895	1,186,999	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	2,042,602
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.084%	5/15/48	30,822,002	790,726	(c)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	7,369,907
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.555%	8/15/54	99,290,380	10,591,851	(c)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	7,147,823	(a)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	224,000	223,458	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	0.996%	3/15/47	7,183,631	95,858	(c)
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	4,621,000	4,560,835	(c)
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.015%	8/15/47	22,895,787	429,497	(c)
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,611,000	2,606,564
Worldwide Plaza Trust, 2017-WWP A	3.526%	11/10/36	5,725,000	5,626,504	(a)
ZH Trust, 2021-2 A	2.349%	10/17/27	31,870,000	31,429,611	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,016,956,437)				1,951,442,169

ASSET-BACKED SECURITIES - 7.2%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	1.409%	10/23/34	30,500,000	30,294,009	(a)(c)
AIMCO CLO Series, 2017-AA AR (3 mo. USD LIBOR + 1.050%)	1.304%	4/20/34	400,000	395,601	(a)(c)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	1.638%	1/19/33	7,750,000	7,720,664	(a)(c)

See Notes to Schedule of Investments.

58	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
AMMC CLO XI Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	1.309%	4/30/31	$1,543,000	$1,527,303	(a)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.492%	7/25/32	163,471	162,431	(c)
Apidos CLO XXXV, 2021-35A A (3 mo. USD LIBOR + 1.050%)	1.304%	4/20/34	4,300,000	4,238,279	(a)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	11,108,790	11,065,508	(a)
Aqua Finance Trust, 2021-A A	1.540%	7/17/46	12,963,372	12,360,958	(a)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	1.500%	1/15/37	8,850,000	8,803,215	(a)(c)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	886,500	849,879	(a)
Ares LXIII CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	2.055%	4/20/35	10,980,000	10,974,400	(a)(c)(d)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	1.161%	4/15/30	8,060,000	7,991,325	(a)(c)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.220%)	0.677%	5/25/36	97,946	30,150	(c)
Atrium IX, 9A AR2 (3 mo. USD LIBOR + 0.990%)	1.498%	5/28/30	1,090,000	1,083,957	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	17,911,000	17,438,884	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A A	2.330%	8/20/26	30,670,000	29,802,358	(a)
Bain Capital Credit CLO, 2020-1A A1 (3 mo. USD LIBOR + 1.190%)	1.431%	4/18/33	4,650,000	4,619,272	(a)(c)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. USD LIBOR + 1.170%)	1.382%	1/20/35	13,140,000	13,023,577	(a)(c)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.680%	11/20/30	930,000	930,453	(a)(c)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	1.810%	1/15/35	15,260,000	15,249,701	(a)(c)
BCRED MML CLO LLC, 2022-1A A1 (3 mo. Term SOFR + 1.650%)	2.245%	4/20/35	8,380,000	8,380,169	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	1.432%	12/25/34	3,237,828	3,181,979	(c)
Benefit Street Partners CLO IV Ltd., 2014- IVA ARRR (3 mo. USD LIBOR + 1.180%)	1.434%	1/20/32	6,000,000	5,955,267	(a)(c)(l)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	59

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	$13,290,580	$12,170,325	(a)
BlackRock Elbert CLO V Ltd., 5A A1 (3 mo. USD LIBOR + 1.900%)	2.726%	12/15/31	13,640,000	13,640,624	(a)(c)
Blackrock Rainier CLO VI Ltd., 2021-6A A (3 mo. USD LIBOR + 1.700%)	1.954%	4/20/33	4,000,000	3,998,145	(a)(c)
BlueMountain CLO Ltd., 2013-2A A1R (3 mo. USD LIBOR + 1.180%)	1.439%	10/22/30	245,096	244,241	(a)(c)
BlueMountain CLO XXVIII Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	1.501%	4/15/34	11,330,000	11,316,571	(a)(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	3.466%	12/27/39	1,481,475	1,500,410	(c)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	1.421%	7/15/34	5,980,000	5,918,774	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	1.211%	4/17/31	4,486,360	4,445,136	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.318%	7/27/31	8,445,455	8,376,210	(a)(c)
Carlyle US CLO Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.600%)	1.841%	10/15/31	4,050,000	4,031,682	(a)(c)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.954%	4/20/29	6,605,000	6,609,765	(a)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	1.361%	7/17/34	24,600,000	24,411,276	(a)(c)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	1.504%	7/20/30	1,000,000	999,973	(a)(c)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	6,920,000	6,752,553	(a)
Cerberus Loan Funding XXVII LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	2.041%	1/15/32	1,950,000	1,943,383	(a)(c)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.091%	10/15/31	7,690,000	7,691,565	(a)(c)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.265%	4/23/29	3,476,280	3,474,625	(a)(c)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	3,163,000	2,978,903	(a)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	7,200,949	6,636,116	(a)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	20,275	24	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.680%)	1.137%	12/25/36	217,812	181,413	(a)(c)

See Notes to Schedule of Investments.

60	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	5.032%	2/3/29	$2,426	$1,902	(a)(c)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	21,589,079	21,421,887	(a)(c)
CSMC Trust, 2017-RPL1 M1	2.973%	7/25/57	22,223,700	19,997,179	(a)(c)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	7,294,733	7,238,597	(a)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.281%	4/15/34	8,351,000	8,071,503	(a)(c)
Dryden 87 CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	1.580%	5/20/34	31,400,000	31,017,026	(a)(c)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.607%	11/25/69	4,709,281	4,683,003	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,322,168	1,327,188
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	340,000	334,116
Ford Credit Auto Owner Trust, 2020-1 C	2.540%	8/15/31	3,197,000	3,084,676	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	22,283,447
Fortress Credit BSL VII Ltd., 2019-1A A2 (3 mo. USD LIBOR + 2.000%)	2.259%	7/23/32	6,717,000	6,714,841	(a)(c)
Goldentree Loan Management US CLO 4 Ltd., 2019-4A AR (3 mo. USD LIBOR + 1.110%)	1.369%	4/24/31	4,350,000	4,324,219	(a)(c)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	1.354%	7/20/34	12,950,000	12,779,676	(a)(c)
Golub Capital Partners CLO 25M Ltd., 2015-25A AR (3 mo. USD LIBOR + 1.380%)	1.695%	5/5/30	28,660,000	28,563,659	(a)(c)
Golub Capital Partners CLO 36m Ltd., 2018-36A A (3 mo. USD LIBOR + 1.300%)	1.615%	2/5/31	2,250,000	2,241,234	(a)(c)
Golub Capital Partners CLO 41 B Ltd., 2019-41A AR (3 mo. USD LIBOR + 1.320%)	1.574%	1/20/34	6,720,000	6,698,483	(a)(c)
Golub Capital Partners CLO 45M Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	1.974%	10/20/31	10,568,000	10,546,177	(a)(c)
Golub Capital Partners CLO 47M Ltd., 2020-47A C1 (3 mo. USD LIBOR + 3.250%)	3.565%	5/5/32	1,250,000	1,240,956	(a)(c)
Golub Capital Partners CLO 54M LP, 2021- 54A A (3 mo. USD LIBOR + 1.530%)	1.845%	8/5/33	8,650,000	8,634,780	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	61

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. USD LIBOR + 1.490%)	1.611%	10/25/34	$11,580,000	$11,493,092	(a)(c)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	2.828%	12/20/29	16,031,496	16,055,496	(a)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.251%	4/15/31	6,680,000	6,584,516	(a)(c)
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	1.418%	1/27/31	16,929,969	16,838,430	(a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.514%	1/20/30	9,450,000	9,418,552	(a)(c)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.604%	1/20/33	1,420,000	1,416,947	(a)(c)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.749%	11/30/32	9,370,000	9,307,561	(a)(c)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	5,200,000	4,770,922	(a)
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.050%)	1.481%	6/16/36	4,200,000	4,156,950	(a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	22,700,000	21,905,500	(a)
HPS Loan Management Ltd., 2021-16A A1 (3 mo. USD LIBOR + 1.140%)	1.395%	1/23/35	18,900,000	18,804,142	(a)(c)
ICG US CLO LLC, 2015-2RA A1 (3 mo. USD LIBOR + 1.370%)	1.611%	1/16/33	1,750,000	1,741,287	(a)(c)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	14,630,000	13,833,878	(a)
JGWPT XXXIV LLC, 2015-1A B	4.250%	9/17/74	1,184,022	1,181,105	(a)
KKR CLO 14 Ltd., 14 BR (3 mo. USD LIBOR + 1.800%)	2.041%	7/15/31	600,000	592,653	(a)(c)
KKR CLO 20 Ltd., 20 A (3 mo. USD LIBOR + 1.130%)	1.371%	10/16/30	5,750,000	5,730,826	(a)(c)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	1.561%	1/15/32	3,080,000	3,069,881	(a)(c)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	1.780%	2/17/39	23,010,000	22,886,181	(a)(c)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	1.321%	7/16/31	3,728,000	3,708,976	(a)(c)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.481%	7/15/27	1,368,821	1,364,434	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS5 A1, Step bond	3.200%	5/25/59	19,379,365	19,386,310	(a)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	9,044,546	8,472,010	(a)

See Notes to Schedule of Investments.

62	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	$7,712,935	$7,066,972	(a)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	0.969%	1/21/31	23,577	23,273	(c)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	1.359%	10/18/31	7,100,000	7,034,739	(a)(c)
Magnetite XVII Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	1.354%	7/20/31	4,478,000	4,449,072	(a)(c)
MAPS Trust, 2021-1A A	2.521%	6/15/46	11,024,910	10,218,937	(a)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.841%	7/15/29	4,000,000	3,958,399	(a)(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1A	4.250%	2/26/29	27,051	26,959	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.854%	10/20/30	6,090,000	6,062,047	(a)(c)
Navient Private Education Loan Trust, 2014-AA A3 (1 mo. USD LIBOR + 1.600%)	1.997%	10/15/31	2,000,000	2,016,916	(a)(c)
Navient Private Education Refi Loan Trust, 2020-A A2A	2.460%	11/15/68	15,404,168	14,804,864	(a)
Navient Private Education Refi Loan Trust, 2020-A A2B (1 mo. USD LIBOR + 0.900%)	1.297%	11/15/68	552,451	549,171	(a)(c)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	8,964,114	8,796,805	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	1,747,808	1,690,954	(a)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	0.608%	8/27/36	20,000,000	19,432,984	(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	1.479%	4/20/62	12,321,000	12,175,914	(a)(c)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	1.057%	9/25/47	8,084,110	7,904,064	(a)(c)
Newark BSL CLO 2 Ltd., 2017-1A A1R (3 mo. USD LIBOR + 0.970%)	1.228%	7/25/30	2,780,000	2,765,085	(a)(c)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	9,572,130	9,003,368	(a)
Ocean Trails CLO X, 2020-10A AR (3 mo. USD LIBOR + 1.220%)	1.461%	10/15/34	10,245,000	10,167,446	(a)(c)
Octagon Investment Partners 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	1.314%	1/20/31	10,810,000	10,760,493	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	63

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.395%	2/14/31	$13,480,000	$13,344,740	(a)(c)
OHA Credit Funding 7 Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	1.975%	2/24/37	19,270,000	19,189,339	(a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.504%	5/23/31	5,330,000	5,284,184	(a)(c)
Owl Rock CLO I Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	2.280%	5/20/31	3,100,000	3,089,441	(a)(c)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	2.054%	4/20/32	14,280,000	14,238,839	(a)(c)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	1.545%	11/14/34	17,730,000	17,518,225	(a)(c)
PEAR LLC, 2021-1 A	2.600%	1/15/34	1,205,419	1,170,770	(a)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	1.334%	7/20/34	31,620,000	31,164,968	(a)(c)
RAAC Series Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.580%)	1.037%	5/25/46	3,901,192	3,887,287	(a)(c)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	1.334%	4/20/34	7,620,000	7,521,069	(a)(c)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	1.371%	10/15/34	32,550,000	32,201,918	(a)(c)
SBA Small Business Investment Cos., 2021-10A 1	1.667%	3/10/31	6,334,311	5,997,373
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	1.361%	7/15/30	891,122	890,289	(a)(c)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.904%	10/20/31	24,190,000	24,106,811	(a)(c)
SLC Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.160%)	0.986%	9/15/39	3,518,397	3,400,585	(c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. USD LIBOR + 4.750%)	5.147%	10/15/41	9,158,548	10,161,204	(a)(c)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	1.496%	12/17/68	16,790,000	16,570,679	(a)(c)
SLM Student Loan Trust, 2004-3A A6A (3 mo. USD LIBOR + 0.550%)	0.808%	10/25/64	1,770,976	1,732,803	(a)(c)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.397%	6/15/37	7,336,610	7,403,936	(a)(c)
SMB Private Education Loan Trust, 2020- PTA B	2.500%	9/15/54	10,000,000	9,155,890	(a)

See Notes to Schedule of Investments.

64	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	$13,170,000	$12,272,391	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	15,500,000	14,490,848	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	1,236,440	1,176,322	(a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. USD LIBOR + 0.800%)	1.197%	1/15/53	3,850,000	3,846,539	(a)(c)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	17,189,000	16,326,439	(a)
Sound Point CLO XX Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	1.367%	7/26/31	649,000	643,970	(a)(c)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,571,867	1,515,874	(a)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	1.257%	2/25/34	2,838,884	2,803,427	(c)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	1.400%	11/15/38	10,350,000	10,254,058	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,761,561	3,696,343	(a)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	1.201%	4/16/31	2,954,000	2,930,046	(a)(c)
THL Credit Lake Shore MM CLO I Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.700%)	1.941%	4/15/33	6,500,000	6,501,372	(a)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	10,092,871	9,455,716	(a)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	14,601,156	14,510,041	(a)(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	18,080,000	17,622,695	(a)(c)
Trinity Rail Leasing 2020 LLC, 2020-2A A2	2.560%	11/19/50	4,153,000	3,956,473	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,614,956	1,621,071
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	3,400,827	3,422,823
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	1.431%	10/18/31	8,300,000	8,278,070	(a)(c)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	1.294%	4/20/34	11,300,000	11,162,989	(a)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.391%	10/15/31	22,280,000	22,196,065	(a)(c)
Wellman Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.100%)	1.341%	7/15/34	7,000,000	6,940,500	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	65

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Whitebox CLO I Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	1.389%	7/24/32	$3,910,000	$3,887,236	(a)(c)
Whitebox CLO II Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	1.479%	10/24/34	17,409,000	17,173,386	(a)(c)
Whitebox CLO III Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	1.341%	10/15/34	21,580,000	21,395,665	(a)(c)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	10,447,500	9,734,778	(a)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.731%	7/15/32	8,934,400	8,947,476	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,352,499,006)				1,331,026,676

SOVEREIGN BONDS - 4.8%
Brazil - 0.0%††
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,170,000	5,506,787

Chile - 0.4%
Chile Government International Bond, Senior Notes	3.500%	1/31/34	15,880,000	15,705,161
Chile Government International Bond, Senior Notes	3.100%	5/7/41	26,080,000	23,009,341
Chile Government International Bond, Senior Notes	3.100%	1/22/61	42,960,000	35,487,108

Total Chile				74,201,610

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	8,150,000	7,829,542
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	6,310,000	5,354,035
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	27,210,000	22,784,838
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	11,974,771
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	10,959,000	9,264,300
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	22,102,000	18,919,754

Total Colombia				76,127,240

India - 0.0%††
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	7,150,241	(a)

See Notes to Schedule of Investments.

66	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	$5,128,000	$5,135,718	(b)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	251,000	251,378	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	304,000	319,061
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	26,057,000	27,218,242	(a)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	6,063,000	6,341,290	(b)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	7,451,000	8,256,470	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,705,000	2,997,416	(b)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	6,233,000	7,125,108	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	2,078,000	2,228,526	(a)
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	31,900,000	30,821,466

Total Indonesia				90,694,675

Israel - 0.3%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	24,680,000	24,471,479
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	12,558,663
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	4,807,000
State of Israel, Senior Notes	3.800%	5/13/60	3,000,000	3,003,750	(b)

Total Israel				44,840,892

Kazakhstan - 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	24,162,000	23,905,399	(a)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	27,583,000	28,757,760	(a)

Mexico - 0.7%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	10,882,000	9,937,442
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	113,616

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	67

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - (continued)
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	$58,074,000	$57,314,102
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	17,344,000	16,688,397
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	42,150,000	38,803,079

Total Mexico				122,856,636

Panama - 0.4%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	2,716,899
Panama Government International Bond, Senior Notes	2.252%	9/29/32	10,770,000	9,540,174
Panama Government International Bond, Senior Notes	6.700%	1/26/36	10,747,000	13,273,243
Panama Government International Bond, Senior Notes	4.500%	5/15/47	19,262,000	19,243,894
Panama Government International Bond, Senior Notes	4.300%	4/29/53	28,960,000	27,909,621
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	3,826,212

Total Panama				76,510,043

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	12,100,000	11,422,400
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	11,619,000	14,727,722
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	6,910,000	6,299,363
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	8,668,000	11,038,091
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	410,000	383,350
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	11,580,000	10,001,936

Total Peru				53,872,862

Poland - 0.2%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	28,455,000	29,236,972

See Notes to Schedule of Investments.

68	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Qatar - 0.4%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	$15,556,000	$15,847,893	(b)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,220,000	1,245,073	(b)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,202,000	23,752,987	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	33,046,000	39,265,720	(a)

Total Qatar				80,111,673

Russia - 0.0%††
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	9,400,000	3,619,000	*(b)(m)

Saudi Arabia - 0.0%††
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	2,928,000	2,951,482	(a)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	24,350,000	24,482,026	(a)
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	4,140,000	4,162,447	(b)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	59,010,000	54,178,851	(a)
Abu Dhabi Government International Bond, Senior Notes	3.000%	9/15/51	13,160,000	11,794,650	(a)

Total United Arab Emirates				94,617,974

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	39,694,000	43,353,390
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	18,884,000	22,318,150

Total Uruguay				65,671,540

TOTAL SOVEREIGN BONDS (Cost - $940,350,569)				880,632,786

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	69

WESTERN ASSET CORE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 5-Year Notes Futures, Call @ $114.50	4/22/22	3,937	$3,937,000	$2,706,687
U.S. Treasury 5-Year Notes Futures, Call @ $115.00	4/22/22	1,735	1,735,000	745,509
U.S. Treasury 10-Year Notes Futures, Call @ $123.00	4/1/22	10	10,000	2,031
U.S. Treasury 10-Year Notes Futures, Call @ $123.25	4/22/22	2,448	2,448,000	1,644,750

TOTAL PURCHASED OPTIONS (Cost - $4,891,614)				5,098,977

	RATE	MATURITY DATE	FACE AMOUNT
MUNICIPAL BONDS - 0.0%††
Illinois - 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	3,395

Ohio - 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	134,000	196,959

TOTAL MUNICIPAL BONDS (Cost - $186,456)				200,354

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $19,535,114,310)				18,570,007,000

			SHARES
SHORT-TERM INVESTMENTS - 3.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $620,806,878)	0.195%		620,806,878	620,806,878	(l)

TOTAL INVESTMENTS - 104.5% (Cost - $20,155,921,188)				19,190,813,878
Liabilities in Excess of Other Assets - (4.5)%				(831,395,908)

TOTAL NET ASSETS - 100.0%				$18,359,417,970

See Notes to Schedule of Investments.

70	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2022, the Fund held TBA securities with a total cost of $823,450,946.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $626,762,145 and the cost was $626,806,878 (Note 2).

(m)	The coupon payment on this security is currently in default as of March 31, 2022.

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	71

WESTERN ASSET CORE BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PJSC	— Private Joint Stock Company
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
90-Day Eurodollar Futures, Call	12/19/22	$99.00	105	$262,500	$(9,844)
U.S. Treasury 5-Year Notes Futures, Call	4/1/22	114.50	1,787	1,787,000	(530,516)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	114.75	1,081	1,081,000	(591,172)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	115.75	6,645	6,645,000	(1,245,937)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	116.50	4,863	4,863,000	(417,916)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	117.00	212	212,000	(11,594)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	117.50	318	318,000	(12,422)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	118.25	4,723	4,723,000	(110,698)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	118.50	1,216	1,216,000	(28,501)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	119.00	318	318,000	(4,969)
U.S. Treasury 5-Year Notes Futures, Call	5/20/22	114.75	2,629	2,629,000	(2,177,141)
U.S. Treasury 5-Year Notes Futures, Put	4/22/22	114.00	3,839	3,839,000	(1,229,682)
U.S. Treasury 10-Year Notes Futures, Call	4/1/22	121.75	206	206,000	(238,187)
U.S. Treasury 10-Year Notes Futures, Call	4/1/22	122.00	516	516,000	(483,750)
U.S. Treasury 10-Year Notes Futures, Call	4/1/22	122.75	409	409,000	(140,594)
U.S. Treasury 10-Year Notes Futures, Call	4/1/22	123.50	155	155,000	(9,688)
U.S. Treasury 10-Year Notes Futures, Call	4/1/22	124.25	77	77,000	(1,203)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	122.25	155	155,000	(188,906)

See Notes to Schedule of Investments.

72	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	$122.50	5,161	$5,161,000	$(5,483,562)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	123.00	6,763	6,763,000	(5,389,266)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	123.50	103	103,000	(57,937)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	124.00	4,555	4,555,000	(1,779,297)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	124.50	2,287	2,287,000	(607,484)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	125.00	103	103,000	(19,313)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	125.50	130	130,000	(16,250)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	126.00	313	313,000	(29,344)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	127.00	3,081	3,081,000	(192,562)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	127.50	78	78,000	(3,656)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	128.00	791	791,000	(37,078)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	128.50	234	234,000	(7,313)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	129.00	780	780,000	(24,375)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	124.00	7,597	7,597,000	(5,935,156)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	124.50	2,062	2,062,000	(1,256,531)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	126.00	623	623,000	(184,953)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	127.00	2,064	2,064,000	(387,000)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	130.00	2,087	2,087,000	(163,047)
U.S. Treasury 10-Year Notes Futures, Put	4/1/22	122.50	315	315,000	(44,297)
U.S. Treasury 10-Year Notes Futures, Put	4/1/22	122.75	420	420,000	(91,875)
U.S. Treasury 10-Year Notes Futures, Put	4/22/22	122.25	315	315,000	(187,031)
U.S. Treasury 10-Year Notes Futures, Put	4/22/22	126.50	156	156,000	(577,687)
U.S. Treasury 10-Year Notes Futures, Put	4/22/22	127.00	234	234,000	(979,875)
U.S. Treasury Long-Term Bonds Futures, Call	4/1/22	152.00	77	77,000	(6,016)
U.S. Treasury Long-Term Bonds Futures, Call	4/22/22	152.00	155	155,000	(155,000)
U.S. Treasury Long-Term Bonds Futures, Call	4/22/22	153.00	310	310,000	(222,812)
U.S. Treasury Long-Term Bonds Futures, Call	4/22/22	154.00	312	312,000	(160,875)
U.S. Treasury Long-Term Bonds Futures, Call	4/22/22	156.00	51	51,000	(14,344)
U.S. Treasury Long-Term Bonds Futures, Call	5/20/22	155.00	155	155,000	(152,578)
U.S. Treasury Long-Term Bonds Futures, Call	5/20/22	156.00	52	52,000	(41,438)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $35,155,884)					$(31,640,672)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	73

WESTERN ASSET CORE BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	3,649	6/22	$900,333,763	$900,071,463	$(262,300)
90-Day Eurodollar	19,677	12/22	4,830,700,347	4,788,397,950	(42,302,397)
90-Day Eurodollar	4,181	6/23	1,037,327,175	1,012,533,675	(24,793,500)
90-Day Eurodollar	1,033	9/23	255,839,607	250,192,600	(5,647,007)
90-Day Eurodollar	9,268	12/23	2,276,463,875	2,246,794,900	(29,668,975)
U.S. Treasury 2-Year Notes	4,996	6/22	1,072,955,137	1,058,761,692	(14,193,445)
U.S. Treasury 5-Year Notes	49,608	6/22	5,817,070,515	5,689,417,500	(127,653,015)
U.S. Treasury Ultra 10-Year Notes	3,622	6/22	506,450,442	490,667,812	(15,782,630)

					(260,303,269)

Contracts to Sell:
30-Day Federal Funds	6,105	4/22	2,534,705,766	2,535,240,459	(534,693)
90-Day Eurodollar	131	4/22	32,362,456	32,421,681	(59,225)
U.S. Treasury 10-Year Notes	4,423	6/22	542,088,501	543,476,125	(1,387,624)
U.S. Treasury Long- Term Bonds	9,180	6/22	1,422,454,550	1,377,573,750	44,880,800
U.S. Treasury Ultra Long-Term Bonds	1,159	6/22	214,886,113	205,287,875	9,598,238

					52,497,496

Net unrealized depreciation on open futures contracts					$(207,805,773)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At March 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$ 570,370,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(284)	$(757,726)
265,050,000	11/18/23	3.970%**	CPURNSA**	(977,871)	8,234,486
1,811,934,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(39,379,254)
193,590,000	10/20/26	2.950%**	CPURNSA**	(101,309)	9,621,823

See Notes to Schedule of Investments.

74	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$265,050,000	11/18/26	CPURNSA**	3.370%**	$2,622,221	$(9,796,515)
301,200,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(516,100)	7,064,090
199,570,000	3/4/27	Daily SOFR Compound annually	1.550% annually	(304,972)	(5,782,723)
643,977,000	5/15/27	0.710% annually	Daily SOFR Compound annually	2,165,229	44,440,470
168,148,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(1,162,587)	11,262,421
433,616,000	8/15/28	1.130% annually	Daily SOFR Compound annually	3,095,991	23,522,585
220,355,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(91,613)	12,435,205
127,755,000	11/1/28	1.200% annually	Daily SOFR Compound annually	(7,454)	7,513,821
193,590,000	10/20/31	CPURNSA**	2.770%**	159,356	(11,183,842)
193,590,000	10/20/31	1.733% annually	Daily SOFR Compound annually	762,615	1,595,900
100,642,000	3/18/32	2.000% annually	Daily SOFR Compound annually	815,776	297,152
165,060,000	7/20/45	0.560% annually	Daily SOFR annually	1,319,601	44,721,155
67,600,000	8/19/45	0.740% annually	Daily SOFR annually	—	16,373,378
90,137,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	711,793	11,463,205
115,863,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(1,270,317)	13,219,408
96,727,000	2/15/47	1.729% annually	Daily SOFR Compound annually	1,253,253	4,802,949

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	75

WESTERN ASSET CORE BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$ 122,480,000	5/15/47	1.630% annually	Daily SOFR Compound annually	$5,513,485	$4,500,017
	10,332,000	8/15/47	1.650% annually	Daily SOFR Compound annually	1,038,864	(208,566)
	27,352,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(3,419)	1,320,650
	79,176,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(352,877)	10,713,351

Total	$6,463,164,000				$14,669,381	$165,993,440

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1), 4.420%, due 7/25/36	$238,036	7/25/36	4.420% monthly	$24,201	$12,352	$11,849(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.38 Index	$5,647,136,000	6/20/27	1.000% quarterly	$89,269,926	$77,849,977	$11,419,949

See Notes to Schedule of Investments.

76	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	77

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

78

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

79

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,803,275,160	$8,796,262	$1,812,071,422
Other Corporate Bonds & Notes	—	4,337,021,664	—	4,337,021,664
Mortgage-Backed Securities	—	4,232,611,281	—	4,232,611,281
U.S. Government & Agency Obligations	—	4,019,901,671	—	4,019,901,671
Collateralized Mortgage Obligations	—	1,951,442,169	—	1,951,442,169
Asset-Backed Securities	—	1,331,026,676	—	1,331,026,676
Sovereign Bonds	—	880,632,786	—	880,632,786
Purchased Options	$5,098,977	—	—	5,098,977
Municipal Bonds	—	200,354	—	200,354

Total Long-Term Investments	5,098,977	18,556,111,761	8,796,262	18,570,007,000

Short-Term Investments†	620,806,878	—	—	620,806,878

Total Investments	$625,905,855	$18,556,111,761	$8,796,262	$19,190,813,878

Other Financial Instruments:
Futures Contracts††	$54,479,038	—	—	$54,479,038
Centrally Cleared Interest Rate Swaps††	—	$233,102,066	—	233,102,066
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	—	$24,201	24,201
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	11,419,949	—	11,419,949

Total Other Financial Instruments	$54,479,038	$244,522,015	$24,201	$299,025,254

Total	$680,384,893	$18,800,633,776	$8,820,463	$19,489,839,132

80

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$31,640,672	—	—	$31,640,672
Futures Contracts††	262,284,811	—	—	262,284,811
Centrally Cleared Interest Rate Swaps††	—	$67,108,626	—	67,108,626

Total	$293,925,483	$67,108,626	—	$361,034,109

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended March 31, 2022. The following transactions were effected in such companies for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	$6,002,911	—	—	—	—	—	$21,122	$(47,644)	$5,955,267
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,742,515,075	1,742,515,075	$1,121,708,197	1,121,708,197	—	23,867	—	620,806,878

	$6,002,911	$1,742,515,075		$1,121,708,197		—	$44,989	$(47,644)	$626,762,145

81